Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss from continuing operations	$ (33,047)	$ (18,803)
Less: Net loss from continuing operations, attributable to noncontrolling interest	632	1,300
Deemed dividends from accretion of Series D-1 preferred stock	(2,684)	(2,511)
Loss from continuing operations attributable to common stockholders	(35,099)	(20,014)
Loss from discontinued operations, net of tax	0	(156)
Net loss attributable to common stockholders	$ (35,099)	$ (20,170)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average ordinary shares outstanding, Basic	11,285,170	9,101,819
Weighted-average ordinary shares outstanding, Diluted	11,285,170	9,101,819
Continuing operations, Basic	$ (3.11)	$ (2.2)
Continuing operations, Dulited	(3.11)	(2.2)
Discontinued operations, Basic	0	(0.02)
Discontinued operations, Diluted	0	(0.02)
Net loss, Basic	(3.11)	(2.22)
Net loss, Dulited	$ (3.11)	$ (2.22)